UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-03493

American Federation of Labor and
Congress of Industrial Organizations
Housing Investment Trust*
(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, Suite 200, N.W., Washington, D.C.  20037
(Address of principal executive offices)  (Zip code)

Kenneth G. Lore, Esq.
Bingham McCutchen LLP
2020 K Street, N.W., Washington, D.C.  20006
(Name and address of agent for service)

(202) 331-8055
(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

Item 1. Schedule of Investments

Schedule of Portfolio Investments

September 30, 2010 (Dollars in thousands; unaudited)

FHA Permanent Securities (3.4% of net assets)

			Commitment
	Interest Rate	Maturity Date	Amount	Face Amount	Amortized Cost	Value

Single Family	7.75%	Jul-2021		$ 21	$ 21	$ 21

Multifamily1	5.25%	Mar-2024		4,378	4,381	4,569
	5.35%	Mar-2047		7,828	7,839	8,231
	5.55%	Aug-2042		8,653	8,652	9,191
	5.60%	Jun-2038		2,739	2,738	2,867
	5.62%	Jun-2014		400	398	416
	5.65%	Oct-2038		2,111	2,165	2,223
	5.87%	Jun-2044		1,907	1,905	2,051
	5.89%	Apr-2038		5,128	5,142	5,516
	6.02%	Jun-2035		6,122	6,112	6,582
	6.40%	Jul-2046		4,011	4,010	4,368
	6.60%	Jan-2050		3,502	3,546	3,811
	6.66%	May-2040		5,553	5,542	5,556
	6.70%	Dec-2042		5,840	5,828	6,211
	6.75%	Apr-2040 - Jul-2040		5,242	5,211	5,734
	6.88%	Apr-2031		26,810	26,490	27,292
	7.05%	Jul-2043		5,194	5,194	5,632
	7.13%	Mar-2040		7,637	7,595	8,426
	7.20%	Dec-2033 - Oct-2039		9,610	9,585	10,525
	7.50%	Sep-2032		1,535	1,529	1,719
	7.75%	Oct-2038		1,353	1,343	1,355
	7.93%	Apr-2042		2,829	2,829	3,207
	8.15%	Mar-2037		1,153	1,254	1,155
	8.27%	Jun-2042		2,480	2,480	2,672
	8.40%	Apr-2012		118	118	118
	8.75%	Aug-2036		3,583	3,570	3,591
			-	125,716	125,456	133,018

Forward Commitments1	6.65%	Jun-2049	1,120	-	-	-
Total FHA Permanent Securities			$ 1,120	$ 125,737	$ 125,477	$ 133,039

Schedule of Portfolio Investments

September 30, 2010 (Dollars in thousands; unaudited)

FHA Construction Securities (0.3% of net assets)

	Interest Rates2			Commitment
	Permanent	Construction	Maturity Date	Amount	Face Amount	Amortized Cost	Value

Multifamily1	6.20%	6.20%	Aug-2051	$ 11,900	$ 11,900	$ 11,895	$ 12,841
Total FHA Construction Securities				$ 11,900	$ 11,900	$ 11,895	$ 12,841

Schedule of Portfolio Investments

September 30, 2010 (Dollars in thousands; unaudited)

Ginnie Mae Securities (28.7% of net assets)
			Commitment
	Interest Rate	Maturity Date	Amount	Face Amount	Amortized Cost	Value

Single Family	4.00%	Feb-2040 - Jun-2040	$ -	$ 19,937	$ 20,293	$ 20,654
	5.50%	Jan-2033 - Jun-2037		18,838	18,732	20,332
	6.00%	Jan-2032 - Aug-2037		10,102	10,107	11,013
	6.50%	Jul-2028		138	138	154
	7.00%	Nov-2016 - Jan-2030		3,767	3,811	4,183
	7.50%	Apr-2013 - Aug-2030		2,961	3,006	3,315
	8.00%	Jun-2023 - Nov-2030		1,446	1,481	1,672
	8.50%	Jun-2022 - Aug-2027		1,337	1,361	1,540
	9.00%	May-2016 - Jun-2025		414	420	479
	9.50%	Sep-2021 - Sep-2030		154	157	180
	10.00%	Jun-2019		1	1	1
	13.00%	Jul-2014		1	1	1
	13.25%	Dec-2014		1	1	1
				59,097	59,509	63,525

Multifamily1	2.91%	Aug-2020		1,329	1,324	1,330
	3.31%	Nov-2037		40,000	41,939	42,225
	3.61%	Nov-2027		4,886	4,982	4,992
	3.65%	Oct-2027		4,561	4,443	4,680
	3.83%	Oct-2045		28,104	28,385	29,438
	4.03%	Feb-2039		3,876	3,673	4,102
	4.22%	Nov-2035		24,612	25,314	26,473
	4.26%	Jul-2029		3,000	2,991	3,168
	4.37%	Sep-2034		9,000	9,302	9,966
	4.43%	Apr-2034 - Jun-2034		109,470	107,531	118,607
	4.49%	Apr-2023		5,895	5,895	5,972
	4.59%	May-2033		1,117	1,116	1,119
	4.63%	Sep-2037 3		1,500	1,456	1,415
	4.66%	Apr-2029 - Dec-2030		20,160	20,838	21,634
	4.70%	Dec-2024		9,538	9,368	9,960
	4.71%	May-2025		17,693	17,667	18,106
	4.73%	Nov-2045		3,000	3,059	3,304
	4.76%	Apr-2045		7,950	8,302	8,681
	4.81%	Jan-2047 3		5,847	5,859	6,270
	4.82%	Oct-2029		4,100	4,333	4,392
	4.83%	May-2046 3		5,425	5,425	5,152
	4.88%	Aug-2032 - Mar-2036		19,547	19,365	20,418
	4.90%	Mar-2044 3		1,000	990	968
	4.92%	Feb-2034 - May-2034		55,881	55,628	61,043
	4.94%	Jun-2046 3		3,875	3,879	3,916
	4.99%	Mar-2030		9,750	10,583	10,822
	5.00%	Dec-2033		4,964	5,002	4,968
	5.01%	Mar-2038		25,000	26,126	27,971
	5.05%	Apr-2049 3		2,950	2,956	2,850
	5.12%	Feb-2037		10,000	10,157	11,140
	5.14%	Jul-2024		931	927	941
	5.15%	Jun-2023		30,437	30,759	32,040
	5.17%	Sep-2045		50,000	53,510	55,833
	5.18%	May-2042		2,171	2,193	2,364
	5.19%	May-2045		8,865	8,646	9,982
	5.21%	Jan-2045		5,515	5,513	5,940
	5.25%	Feb-2031		38,009	37,900	40,658
	5.30%	Apr-2039		55,000	54,170	60,124
	5.32%	Aug-2030		25,492	25,393	27,125
	5.34%	Jul-2040		18,000	17,678	20,567
	5.38%	Apr-2025		439	447	478
	5.40%	Feb-2049 - Mar-2049		13,638	13,580	15,028
	5.45%	May-2042		2,255	2,326	2,482
	5.46%	Feb-2047		3,053	3,073	3,355
	5.50%	Sep-2023 - Jul-2033		27,879	28,852	29,015
	5.52%	Aug-2027		8,583	9,056	8,977

Schedule of Portfolio Investments

September 30, 2010 (Dollars in thousands; unaudited)

Ginnie Mae Securities (28.7% of net assets)

Commitment
Interest Rate	Maturity Date	Amount	Face Amount	Amortized Cost	Value

5.55%	Mar-2045	8,914	8,908	9,695
5.55%	May-2049 3	10,625	10,630	10,050
5.58%	May-2031 - Oct-2031	94,582	94,881	107,008
5.68%	Jul-2027	15,152	15,113	16,397
5.70%	Mar-2037 - Feb-2043	10,642	11,332	11,551
5.75%	Dec-2026	3,528	3,570	3,893
5.85%	Nov-2045	1,898	1,901	2,086
5.88%	Oct-2043	5,483	5,661	6,125
	6.00%	Jan-2046		3,577	3,579	3,956
	6.22%	Aug-2035		14,058	14,063	14,761
	6.25%	Feb-2034		4,687	4,945	5,271
	6.26%	Apr-2027		10,000	10,569	11,168
	6.33%	Mar-2026		1,256	1,285	1,265
	7.75%	Aug-2035		50,290	50,034	52,806
				968,989	978,382	1,046,023

Forward Commitments1	3.35%	Oct-2045	3,900	-	100	65
Total Ginnie Mae Securities			$ 3,900	$ 1,028,086	$ 1,037,991	$ 1,109,613

Schedule of Portfolio Investments

September 30, 2010 (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities (3.3% of net assets)

	Interest Rates2				Commitment
	Permanent	Construction	Maturity Date		Amount	Face Amount	Amortized Cost	Value

Multifamily1	4.75%	4.75%	Jul-2052	3	$ 32,646	$ 8,017	$ 8,024	$ 9,792
	5.68%	4.80%	Dec-2050		17,598	15,214	15,392	16,207
	4.87%	4.87%	May-2042		100,000	12,919	13,799	15,315
	5.00%	5.00%	Nov-2051		13,543	1,768	2,036	2,723
	5.39%	5.39%	Jul-2052		26,094	4,330	4,855	6,300
	6.15%	6.15%	Nov-2039		5,508	5,150	5,163	5,426
	4.75%	6.50%	Oct-2051		63,132	19,748	19,750	23,756
	5.35%	6.75%	May-2051		24,030	15,830	16,273	18,003
	5.80%	7.75%	Feb-2051		25,805	23,033	23,041	25,875
	4.49%	8.25%	Jun-2052		44,954	1,743	1,300	2,640
					353,310	107,752	109,633	126,037

Forward Commitments1	4.86%	4.86%	Dec-2052		42,358	-	424	36
Total Ginnie Mae Construction Securities					$ 395,668	$ 107,752	$ 110,057	$ 126,073

Schedule of Portfolio Investments

September 30, 2010 (Dollars in thousands; unaudited)

Fannie Mae Securities (41.8% of net assets)

	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	0.51%	4	Mar-2037	$ 3,645	$ 3,590	$ 3,624
	0.61%	4	Sep-2036	7,149	7,096	7,141
	0.66%	4	Jun-2036	19,315	18,844	19,306
	1.98%	4	Nov-2033	6,485	6,490	6,693
	2.36%	4	Aug-2033	394	393	408
	2.44%	4	May-2033	1,481	1,489	1,547
	2.49%	4	Apr-2034	3,500	3,633	3,662
	2.59%	4	Aug-2033 - Sep-2035	3,937	3,926	4,127
	2.61%	4	Jul-2033 - Aug-2033	6,628	6,604	6,950
	2.66%	4	Jul-2033	5,343	5,372	5,613
	2.88%	4	Nov-2034	4,059	4,215	4,248
	4.00%		Jul-2024 - Oct-2039	61,560	62,406	63,882
	4.50%		Jun-2018 - Aug-2040	119,588	122,778	125,517
	5.00%		Jul-2018 - Jul-2040	94,141	96,567	99,414
	5.50%		Jul-2017 - Jun-2038	123,841	125,203	132,421
	6.00%		Apr-2016 - Nov-2038	90,570	91,738	98,097
	6.50%		Nov-2016 - Jul-2036	10,225	10,565	11,252
	7.00%		Nov-2013 - May-2032	3,827	3,845	4,261
	7.50%		Nov-2016 - Sep-2031	1,426	1,403	1,609
	8.00%		Jun-2012 - May-2031	436	439	472
	8.50%		Jan-2012 - Apr-2031	456	458	505
	9.00%		Jan-2024 - May-2025	141	142	162
				568,147	577,196	600,911

Multifamily1	3.82%		Jul-2016	$ 21,623	$ 21,737	$ 23,362
	3.84%	4	Apr-2020	9,388	9,391	9,362
	4.10%		Jun-2027	682	670	684
	4.22%		Jul-2018	3,646	3,503	3,951
	4.27%		Nov-2019	6,436	6,491	6,934
	4.32%		Nov-2019	3,186	3,232	3,444
	4.33%		Nov-2019	22,952	23,113	24,819
	4.33%	4	Jun-2020	3,900	3,884	3,893
	4.38%		Apr-2020	10,941	11,157	11,816
	4.44%		May-2020	6,473	6,563	7,020
	4.48%		Oct-2031	3,118	3,118	3,202
	4.50%		Mar-2020	4,509	4,568	4,847
	4.52%		Nov-2019	3,201	3,242	3,477
	4.55%		Nov-2019	3,021	3,071	3,288
	4.56%		Jul-2019	7,695	7,710	8,390
	4.64%		Aug-2019	19,000	19,485	20,717
	4.66%		Jul-2021 - Sep-2033	8,102	8,177	8,663
	4.67%		Aug-2033	9,600	9,579	10,277
	4.68%		Jul-2019	14,006	14,147	15,317
	4.69%		Jan-2020	14,178	14,235	15,494
	4.80%		Jun-2019	2,295	2,327	2,517
	4.86%		May-2019	1,535	1,565	1,690
	4.89%		Nov-2019	896	938	982
	4.93%		Nov-2013	45,749	45,635	49,867
	4.94%		Apr-2019	3,500	3,580	3,855
	4.99%		Mar-2021	40,000	40,004	43,559
	5.00%		Jun-2019	1,996	2,042	2,206
	5.02%		Jun-2019	867	872	960
	5.04%		Jun-2019	1,972	2,043	2,175
	5.05%		Jun-2019 - July-2019	3,335	3,451	3,682
	5.07%		Feb-2012	2,705	2,815	2,795
	5.09%		Jun-2018	6,682	6,910	7,433
	5.11%		Jul-2019	922	931	1,022
	5.12%		Jul-2019	9,166	9,294	10,162
	5.13%		Jul-2019	937	946	1,040
	5.15%		Oct-2022	4,036	4,048	4,413
	5.16%		Jan-2018	5,478	5,395	6,089
	5.25%		Dec-2019	7,150	7,162	7,950
	5.29%		Sep-2017 - May-2022	9,093	9,080	10,076
	5.34%		Apr-2016	6,373	6,348	7,175
	5.35%		Apr-2012 - Jun-2018	2,764	2,771	3,035

Schedule of Portfolio Investments

September 30, 2010 (Dollars in thousands; unaudited)

Fannie Mae Securities (41.8% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Multifamily1	5.36%	Feb-2016	5,000	5,009	5,397
	5.37%	Jun-2017	1,450	1,555	1,625
	5.43%	Nov-2013	1,319	1,315	1,323
	5.44%	Mar-2016	3,760	3,781	4,256
	5.45%	May-2033	3,067	3,094	3,371
	5.46%	Feb-2017	47,384	47,728	53,443
	5.47%	Aug-2024	8,681	8,828	9,524
	5.52%	Mar-2018	603	641	681
	5.53%	Apr-2017	65,128	64,970	73,735
	5.55%	Apr-2018	31,000	31,008	34,991
	5.59%	May-2016	7,197	7,192	8,191
	5.60%	Feb-2018 - Jan-2024	12,090	12,065	13,416
	5.63%	Dec-2019	11,785	11,864	13,237
	5.70%	Jun-2016	1,420	1,439	1,617
	5.80%	Jun-2018	71,365	70,999	80,940
	5.86%	Dec-2016	292	293	327
	5.91%	Mar-2037	2,101	2,162	2,328
	5.92%	Dec-2016	281	282	314
	5.93%	Apr-2012	1,627	1,703	1,711
	5.96%	Jan-2029	450	456	503
	6.03%	Jun-2017 - Jun-2036	5,635	5,765	6,357
	6.06%	Jul-2034	10,124	10,477	11,303
	6.10%	Apr-2011	2,612	2,614	2,620
	6.11%	Aug-2017	6,884	6,925	7,908
	6.13%	Dec-2016	3,546	3,622	4,066
	6.14%	Sep-2033	309	329	347
	6.15%	Jan-2019 - Oct-2032	41,574	41,664	47,366
	6.16%	Aug-2013	2,934	3,006	2,944
	6.19%	Jul-2013	5,000	5,161	5,352
	6.22%	Aug-2032	1,804	1,854	2,040
	6.23%	Sep-2034	1,476	1,552	1,658
	6.27%	Jan-2012	2,019	1,998	2,087
	6.28%	Nov-2028	3,182	3,394	3,589
	6.35%	Jun-2020 - Aug-2032	14,214	14,454	15,724
	6.38%	Jul-2021	5,712	5,835	6,477
	6.39%	Apr-2019	979	1,017	1,115
	6.44%	Apr-2014 - Dec-2018	44,574	44,750	51,216
	6.52%	May-2029	5,611	6,133	6,378
	6.63%	Jun-2014 - Apr-2019	4,164	4,176	4,658
	6.65%	Aug-2011	1,649	1,635	1,676
	6.80%	Jul-2016	634	634	724
	6.85%	Aug-2014	43,175	43,178	49,590
	6.88%	Feb-2028	4,633	5,069	5,085
	7.00%	Jun-2018	3,216	3,216	3,615
	7.01%	Apr-2031	3,337	3,356	3,826
	7.07%	Feb-2031	16,810	17,067	19,346
	7.18%	Aug-2016	399	399	459
	7.20%	Aug-2029	8,404	8,191	9,448
	7.25%	Jul-2012	7,037	7,037	7,142
	7.26%	Dec-2018	10,625	11,275	12,265
	7.50%	Dec-2014	1,126	1,120	1,269
	7.75%	Dec-2012 - Dec-2024	2,223	2,222	2,526
	8.13%	Sep-2012	833	833	845
	8.38%	Jan-2022	827	825	831
	8.40%	Jul-2023	465	457	534
	8.50%	Nov-2019	3,446	3,595	4,175
	8.63%	Sep-2028	6,404	6,404	7,372
			886,704	892,853	986,503

TBA5	4.06%	Oct-2025	26,900	27,266	28,053
Total Fannie Mae Securities			$ 1,481,751	$ 1,497,315	$ 1,615,467

Schedule of Portfolio Investments

September 30, 2010 (Dollars in thousands; unaudited)

Freddie Mac Securities (11.8% of net assets)

	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	0.56%	4	Dec-2035 - Feb-2036	$ 30,748	$ 30,737	$ 30,694
	0.61%	4	Apr-2036	6,324	6,316	6,310
	0.66%	4	Jul-2036	37,473	36,582	37,407
	2.29%	4	Apr-2035	687	687	712
	2.60%	4	Jun-2033	1,316	1,311	1,381
	2.71%	4	Oct-2033	3,401	3,360	3,569
	2.82%	4	Jul-2035	1,318	1,313	1,388
	4.00%		Dec-2024 - Sep-2040	66,978	68,497	69,252
	4.50%		Aug-2018 - Dec-2039	29,603	29,434	31,203
	5.00%		Jan-2019 - Aug-2040	65,483	64,935	69,058
	5.50%		Oct-2017 - Jul-2038	95,495	94,325	101,735
	6.00%		Mar-2014 - Feb-2038	51,396	52,309	55,803
	6.50%		Oct-2013 - Nov-2037	21,849	22,699	23,801
	7.00%		Mar-2011 - Mar-2030	513	493	554
	7.50%		Nov-2010 - Apr-2031	447	434	505
	8.00%		Jul-2012 - Feb-2030	156	152	171
	8.50%		Jun-2015 - Jan-2025	237	239	272
	9.00%		Mar-2025	113	113	130
				413,537	413,936	433,945

Multifamily1	5.42%		Apr-2016	10,000	9,937	11,330
	5.65%		Apr-2016	8,626	8,604	9,660
				18,626	18,541	20,990
Total Freddie Mac Securities				$ 432,163	$ 432,477	$ 454,935

Schedule of Portfolio Investments

September 30, 2010 (Dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities1 (2.0% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Credit Suisse	5.10%	Aug-2038	$ 10,000	$ 10,038	$ 10,963
Lehman Brothers	5.16%	Feb-2031	19,500	19,172	20,971
Credit Suisse	5.61%	Feb-2039	25,000	25,160	27,567
Mizuho	6.58%	Mar-2034	5,100	5,228	5,170
Credit Suisse	6.84%	Dec-2035	12,621	12,950	12,677
Total Commercial Mortgage Backed Securities			$ 72,221	$ 72,548	$ 77,348

Schedule of Portfolio Investments

September 30, 2010 (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (4.2% of net assets)

		Interest Rates2		Maturity		Commitment	Face	Amortized
	Issuer	Permanent	Construction	Date		Amount	Amount	Cost	Value

Multifamily1	NYC Housing Development Corp	2.00%		Sep-2013			$ 7,500	$ 7,500	$ 7,558
	NYC Housing Development Corp	N/A	3.45%	May-2013			9,500	9,516	9,535
	NYC Housing Development Corp	4.25%		Nov-2025			1,150	1,150	1,180
	NYC Housing Development Corp	4.40%		Nov-2024			4,120	4,120	4,238
	MA Housing Finance Agency	4.45%		Dec-2011	6		23,095	23,095	23,108
	MA Housing Finance Agency	4.50%		Nov-2030	6		1,680	1,682	1,723
	NYC Housing Development Corp	4.60%		Nov-2030			4,665	4,665	4,773
	NYC Housing Development Corp	4.70%		Nov-2035			1,685	1,685	1,721
	NYC Housing Development Corp	4.80%		Nov-2040			2,860	2,862	2,920
	NYC Housing Development Corp	4.90%		Nov-2034 - Nov-2041			8,800	8,800	9,017
	NYC Housing Development Corp	4.95%		Nov-2039 - May-2047			13,680	13,682	13,892
	NYC Housing Development Corp	5.55%		Nov-2039			5,000	4,979	5,206
	NYC Housing Development Corp	5.69%		Nov-2018			6,930	6,935	7,435
	MA Housing Finance Agency	5.70%		Jun-2040			14,765	14,768	15,043
	MA Housing Finance Agency	5.92%		Dec-2037			6,525	6,529	6,577
	NYC Housing Development Corp	6.42%		Nov-2039			22,000	22,000	22,753
	MA Housing Finance Agency	6.50%		Dec-2039			750	754	745
	MA Housing Finance Agency	6.58%		Dec-2039			11,385	11,386	11,631
	MA Housing Finance Agency	6.70%		Jun-2040			12,050	12,050	12,037
							158,140	158,158	161,092

Forward Commitments1	MA Housing Finance Agency	N/A	3.85%	Dec-2012	6	13,500	-	-	19
	MA Housing Finance Agency	N/A	4.15%	Dec-2013	6	26,700	-	-	80
						40,200	-	-	99
Total State Housing Finance Agency Securities						$ 40,200	$ 158,140	$ 158,158	$ 161,191

Schedule of Portfolio Investments

September 30, 2010 (Dollars in thousands; unaudited)

Other Mutifamily Investments (0.4% of net assets)

Interest Rates2			Commitment
Permanent	Construction	Maturity Date	Amount	Face Amount	Amortized Cost	Value

Multifamily Construction/Permanent Mortgages1
7.63%	N/A	Jan-2011	$ 813	$ 39	$ 39	$ 40
8.63%	N/A	Apr-2025	1,469	1,147	1,143	1,147
			2,282	1,186	1,182	1,187

Privately Insured Construction/Permanent Mortgages1,7
5.40%	5.40%	Apr-2047	9,000	8,756	8,764	6,575
5.73%	5.73%	Aug-2047	5,575	5,453	5,456	4,132
N/A	6.20%	Dec-2047	3,325	3,268	3,287	2,533
6.40%	6.40%	Nov-2048	993	982	998	750
			18,893	18,459	18,505	13,990
Total Other Multifamily Investments			$ 21,175	$ 19,645	$ 19,687	$ 15,177

Schedule of Portfolio Investments

September 30, 2010 (Dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (0.0% of net assets)

			Amount of
	Number of		Dividends
Issuer	Shares	Cost	or Interest	Value

Building America CDE, Inc. 8	1,000	$ 1	$ -	$ (183)
Total Equity Investments	1,000	$ 1	$ -	$ (183)

Schedule of Portfolio Investments

September 30, 2010 (Dollars in thousands; unaudited)

United States Treasury Securities (5.1% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

1.88%	Jun-2015	$ 25,000	$ 25,097	$ 25,766
2.63%	Aug-2020	90,000	89,570	90,850
3.50%	May-2020	65,000	66,900	70,568
4.38%	May-2040	10,000	10,808	11,233
Total United States Treasury Securities		$ 190,000	$ 192,375	$ 198,417

Total Long-Term Investments		$ 3,627,396	$ 3,657,981	$ 3,903,918

Schedule of Portfolio Investments

September 30, 2010 (Dollars in thousands; unaudited)

Short-Term Investments (0.7% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Commercial Paper
Deutsche Bank	0.16%	October 1, 2010	19,750	19,750	19,750
UBS Finance	0.19%	October 1, 2010	7,418	7,418	7,418
			27,168	27,168	27,168
Money Market
Eagle Bank	1.09%	October 1, 2010	250	250	250
Total Short-Term Investments			$ 27,418	$ 27,418	$ 27,418

Total Investments			$ 3,654,814	$ 3,685,399	$ 3,931,336

Schedule of Portfolio Investments

September 30, 2010 (Dollars in thousands;unaudited)

Footnotes

1	Valued by the Trust's management in accordance with the fair value procedures adopted by the Board of Trustees.

2	Construction interest rates are the rates charged to the borrower during the construction phase of the project.
The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

3	Tax-exempt bonds collateralized by Ginnie Mae securities.

4	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

5	Represents to be announced (TBA) securities: the particular securities to be delivered are not identified at the trade date.
However, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. Until settlement, the Trust maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

6	Security exempt from registration under the Securities Act of 1933. The construction notes were privately placed directly by MassHousing with the Trust. The notes are for construction only and will mature on or prior to
December 1, 2013. The notes are general obligations of MassHousing and are secured by the full faith and credit of
MassHousing. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the
Trust's Board of Trustees.

7	Loans insured by Ambac Assurance Corporation, which are additionally backed by repurchase option from the mortgagee for the benefit of the Trust. The repurchase option can be exercised by the Trust in the event of a payment failure by Ambac
Assurance Corporation.

8	In July 2010 the Trust acquired the shares of Building America CDE, Inc. (BACDE), a wholly-owned subsidiary of the Trust formed to help the Trust generate potential investments to achieve its investment objectives, principally with regard to
New Markets Tax Credit transactions. During the period, the Trust advanced approximately $184,000 to the BACDE.
The Trust fair values its investment in BACDE utilizing the adjusted book value method in accrodance with GAAP.
The amount of equity in the net loss for the period is equal to the BACDE's value during the period. This investment is neither consolidated nor accounted for under the equity method of accounting.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited
As of September 30, 2010

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information.

Participation in the HIT is limited to eligible labor organizations and pension, welfare and retirement plans that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States.

Investment Valuation
Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month.   A description of the valuation techniques applied to the HIT’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Portfolio securities for which market quotations are readily available (U.S. Treasury securities, government-sponsored enterprise securities, single family mortgage-backed securities, and state housing finance agency securities) are valued at prices obtained from independent pricing services, published prices, market quotes and bids from dealers who make markets in such securities.  For U.S. Treasury securities, the pricing services typically used by the HIT generally base prices on actual transactions as well as dealer supplied prices.  For government-sponsored enterprise securities and single family mortgage-backed securities, the pricing services typically used by the HIT generally base prices on discounted cash flow models and examine reference data such as issue name, issue size, ratings, maturity, call type, spread/benchmark yields and conditional prepayment rates, as well as, dealer supplied prices.  For state housing finance agency securities, the pricing services typically used by the HIT generally base prices on trading spreads, new issue scales, verified bid information, and credit ratings.

Portfolio investments for which market quotations are not readily available (multifamily mortgage-backed securities, mortgage securities, and construction mortgage securities and loans) are valued at their fair value determined in good faith under consistently applied procedures adopted by the Board of Trustees using dealer quotes and discounted cash flow models.  The respective cash flow models utilize inputs from matrix pricing which considers market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity and type.  The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury note) adjusted for an appropriate risk premium.  The risk premium reflects premiums in the marketplace over the yield on U.S. Treasury securities of comparable risk and average life to the security being valued as adjusted for other market considerations, such as: significant market or security specific events, changes in interest rates and credit quality. On investments for which the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment.  Commercial mortgage-backed securities and real estate mortgage investment conduits are valued using dealer quotes and/or independent pricing services.  The HIT has retained an independent firm to determine the fair market value of such securities. In accordance with the procedures adopted by the HIT’s Board of Trustees, the monthly third-party valuation is reviewed by the HIT staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., prepayment speed). All such adjustments must be reviewed and reconciled with the independent valuation firm prior to incorporation in the NAV.

The shares of the HIT’s wholly-owned subsidiary, Building America CDE, Inc. , are valued utilizing the adjusted book value method,  in accordance with GAAP.

Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates value. Cash and cash equivalents include overnight money market funds, which are also carried at cost.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at the measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of September 30, 2010:

Investment Securities: (Dollars in thousands)	Level 1	Level 2	Level 3	Total
FHA Permanent Securities	$ -	$133,018	$21	$133,039
FHA Construction Securities	-	12,841	-	12,841
Ginnie Mae Securities	-	1,056,742	52,806	1,109,548
Ginnie Mae Construction Securities	-	126,037	-	126,037
Fannie Mae Securities	-	1,615,467	-	1,615,467
Freddie Mac Securities	-	454,935	-	454,935
Commercial Mortgage-Backed Securities	-	77,348	-	77,348
Government-Sponsored Enterprise Securities	-	-	-	-
State Housing Finance Agency Securities	-	161,092	-	161,092
Other Multifamily Investments	-	15,177	-	15,177
Equity Investments	-	-	(183)	(183)
United States Treasury Securities	-	198,417	-	198,417
Short-Term Investments	-	27,418	-	27,418
Other Financial Instruments*	-	200	-	200
Total Investment	$-	$3,878,692	$52,644	$3,931,336

*Other financial instruments include forward commitments.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended September 30, 2010.

Investments in Securities (Dollars in thousands)
	FHA Permanent	Ginnie Mae	Equity Investments	Total
Beginning balance, 12/31/2009	$22	$53,293	$-	$53,315
Total Unrealized Gain (Loss)*	-	(17)	(184)	(201)
Cost of Purchases	-	-	1	1
Amortization/Accretion	(1)	(470)	-	(471)
Ending balance, 9/30/2010	$21	$52,806	$(183)	$52,644

*Net change in unrealized loss attributable to Level 3 securities still held as of September 30, 2010, was $(201,000).

As of September 30, 2010, the fair value of the HIT’s Level 3 investment securities was approximately $53 million.  Substantially all of the Level 3 fair value amount was related to the HIT’s investment in a single multi-family Ginnie Mae mortgage-backed security which was entirely owned by the HIT. To estimate the fair value of this security, the HIT employs a discounted cash flow model which includes the use of compression and price caps on certain premium assets.  This security has agency credit, a net coupon rate of 7.75%, and a weighted average life of approximately eight years.  In addition, the security is call protected until September 2018, after which a prepayment penalty of 50 basis points above par is applied until maturity at August 2035.  Other significant inputs include a base discount rate of 3.15% and a spread compression for the premium security of 1.98%.

Federal Income Taxes
At September 30, 2010, the cost of investments for federal income tax purposes approximated book cost at amortized cost of $3,685.4 million.  Net unrealized gains aggregated $245.9 million at period-end, of which $250.6 million related to appreciated investments and $4.7 million related to depreciated investments.

Item 2.  Controls and Procedures.

(a)
The AFL-CIO Housing Investment Trust’s (“Trust”) Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) are generally effective to provide reasonable assurance that information required to be disclosed by the Trust in this report is recorded, processed, summarized and reported within the time periods specified in the Securities Exchange Commission’s rules and forms, based on their evaluation of the effectiveness of the design and operation of such controls and procedures within 90 days of the filing of this report.

(b)
There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Trust’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By: /s/ Stephen Coyle
Name: Stephen Coyle
Title: Chief Executive Officer

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)

Date: November 22, 2010

/s/ Erica Khatchadourian
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)

Date: November 23, 2010